7. OBLIGATIONS UNDER CAPITAL LEASES (Details 1) (USD $)	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 5,524,550
2015	2,309,051
2016	2,306,583
2017	2,488,653
2018	2,525,250
Thereafter	38,111,149
Total	53,265,236
Less accrued interest	(29,897,030)
Present value of net minimum	$ 23,368,206